Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill.
Movements in carrying amount of goodwill by reportable segments

	P&C segment	Life segment	Claims Adjusting segment	Datong segment	Total
	RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2011	983,007	16,900	38,077	116,389	1,154,373
Addition for acquisitions	41,274	—	—	—	41,274
Addition for contingent considerations	—	—	—	70,000	70,000
Disposal of Datong	—	—	—	(186,389)	(186,389)
Impairment loss	(962,628)	—	(38,077)	—	(1,000,705)
Balance as of December 31, 2011	61,653	16,900	—	—	78,553
Balance as of December 31, 2012	61,653	16,900	—	—	78,553

Schedule of the gross amount and accumulated impairment losses by segment

	P&C segment	Life segment	Claims Adjusting segment	Total
	RMB	RMB	RMB	RMB
Goodwill, gross	1,024,281	16,900	38,077	1,079,258
Accumulated impairment loss	(962,628)	—	(38,077)	(1,000,705)
Goodwill, net as of December 31, 2011 and 2012	61,653	16,900	—	78,553